Average Annual Total Returns	12 Months Ended
Aug. 31, 2012
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.85%
Since Inception	9.41%
Inception Date	Nov. 19, 2009
Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.84%
Since Inception	9.48%
Inception Date	Mar. 02, 2010
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.18%
Since Inception	12.08%
Inception Date	Nov. 19, 2009
Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.17%
Since Inception	12.36%
Inception Date	Jan. 19, 2010
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.41%
Since Inception	7.83%
Return After Taxes on Distributions | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.41%
Since Inception	7.91%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.37%
Since Inception	10.06%
Return After Taxes on Distributions | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.37%
Since Inception	10.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.06%
Since Inception	7.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.05%
Since Inception	7.19%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Since Inception	9.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Since Inception	9.38%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.41%
Since Inception	12.55%
Barclays U.S. 10+ Year Corporate Bond Index | Vanguard Long-Term Corporate Bond Index Fund | Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.41%
Since Inception	12.97%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.55%
Since Inception	9.71%
Barclays U.S. 5-10 Year Corporate Bond Index | Vanguard Intermediate-Term Corporate Bond Index Fu | Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.55%
Since Inception	9.76%